July 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       VALIC Company II (the “Registrant”) –

    CIK No. 0001062374

    Registration File Nos. 333-53589 and 811-08789

SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, TX 77019 201.324.6369 201.324.6364 Fax kfuentes@sunamerica.com Kathleen Fuentes Vice President & Deputy General Counsel

Ladies and Gentlemen:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 26 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The purpose of this filing is to change the name and principal investment strategy of the Money Market II Fund.

The Amendment, pursuant to Rule 485(a), has been designated to become effective on September 28, 2016. Please contact me at 201.324.6369 if you have questions or need further information.

Very truly yours,

/s/ Kathleen D. Fuentes

cc:	Christopher J. Tafone

    Louis O. Ducote

    Shana L. Walker